EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2022
EXPENSES BY NATURE
Schedule of other expenses by nature

	01.01.2022	01.01.2021	01.01.2020
Description	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Direct production costs	(1,388,536,599)	(1,192,363,804)	(862,383,664)
Payroll and employee benefits	(376,196,521)	(301,522,420)	(252,337,262)
Transportation and distribution	(224,190,549)	(174,253,526)	(126,683,586)
Advertisement	(26,575,951)	(28,475,957)	(6,917,300)
Depreciation and amortization	(119,365,431)	(104,775,303)	(110,920,517)
Repairs and maintenance	(43,847,581)	(38,631,914)	(25,971,485)
Other expenses	(133,021,583)	(84,272,085)	(73,455,798)
Total (1)	(2,311,734,215)	(1,924,295,009)	(1,458,669,612)
(1)	Corresponds to the addition of cost of sales, administrative expenses and distribution costs.